Parent Entity Information	12 Months Ended
Jun. 30, 2024
Disclosure Of Parent Entity Information [abstract]
Parent Entity Information
NOTE 33. PARENT ENTITY INFORMATION
Set out below is the supplementary information about the parent entity.
Statement of comprehensive income

	Parent
	June 30, 2024 A$	June 30, 2023 A$	June 30, 2022 A$
Loss after income tax	(44,253,769)	(36,303,847)	(30,284,020)
Total comprehensive loss	(44,253,769)	(36,303,847)	(30,284,020)

Statement of financial position

	Parent
	June 30, 2024	June 30, 2023
	A$	A$
Total current assets	105,732,316	94,375,874
Total non current assets	87,968,063	46,255,643

Total assets	193,700,379	140,631,517

Total current liabilities	2,922,119	3,283,832
Total non current liabilities	1,477,353	983,178

Total liabilities	4,399,472	4,267,010

Equity
— Contributed equity	542,105,187	446,272,203
— Reserves	27,640,396	26,283,211
— Accumulated losses	(380,444,676)	(336,190,907)

Total equity	189,300,907	136,364,507

Parent company financial information is presented in order to meet the disclosure requirements of Australian Accounting Standards, which permits investments in subsidiaries to be measured at cost.
Guarantees of financial support
There are no guarantees entered into by the parent entity.
Contingent liabilities of the parent entity
Refer to note 25 for details in relation to contingent liabilities as at June 30, 2024 and June 30, 2023.
Capital commitments – Property, plant and equipment
The parent entity did not have any capital commitments for property, plant and equipment at as June 30, 2024 and June 30, 2023.